UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894

Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Franklin Managed Trust Statement of Investments, December 31, 2015 (unaudited)

Franklin Rising Dividends Fund	Shares	Value
Common Stocks 98.9%
Aerospace & Defense 7.5%
General Dynamics Corp.	2,123,690	$ 291,710,058
Honeywell International Inc.	4,629,700	479,498,029
United Technologies Corp.	4,534,136	435,594,446

		1,206,802,533

Automobiles & Components 2.3%
Johnson Controls Inc.	9,341,111	368,880,473

Commercial & Professional Services 2.3%
ABM Industries Inc.	1,145,249	32,605,239
Brady Corp., A	2,534,825	58,250,279
Cintas Corp.	1,484,100	135,127,305
a Matthews International Corp., A	2,663,292	142,352,957

		368,335,780

Consumer Durables & Apparel 2.1%
Leggett & Platt Inc.	1,097,590	46,120,732
NIKE Inc. , B	4,738,000	296,125,000

		342,245,732

Consumer Services 2.5%
McDonald's Corp.	2,647,754	312,805,658
Yum! Brands Inc.	1,255,000	91,677,750

		404,483,408

Diversified Financials 0.2%
State Street Corp.	424,000	28,136,640

Energy 7.7%
Chevron Corp.	3,367,500	302,940,300
EOG Resources Inc.	870,300	61,608,537
Exxon Mobil Corp.	3,390,700	264,305,065
Occidental Petroleum Corp.	3,717,100	251,313,131
Schlumberger Ltd.	4,942,529	344,741,398

		1,224,908,431

Food & Staples Retailing 5.2%
CVS Health Corp.	2,543,200	248,648,664
Wal-Mart Stores Inc.	4,492,864	275,412,563
Walgreens Boots Alliance Inc.	3,550,847	302,372,376

		826,433,603

Food, Beverage & Tobacco 7.3%
Archer-Daniels-Midland Co.	8,146,200	298,802,616
Bunge Ltd.	4,886,622	333,658,550
McCormick & Co. Inc.	2,276,400	194,768,784
PepsiCo Inc.	3,445,077	344,232,094

		1,171,462,044

Health Care Equipment & Services 12.5%
Abbott Laboratories	3,883,000	174,385,530
Becton, Dickinson and Co.	3,163,516	487,466,181
DENTSPLY International Inc.	1,755,000	106,791,750
Medtronic PLC	6,441,200	495,457,104
Stryker Corp.	4,804,727	446,551,327
Teleflex Inc.	743,153	97,687,462
West Pharmaceutical Services Inc.	3,141,600	189,187,152

		1,997,526,506

Household & Personal Products 3.9%
Colgate-Palmolive Co.	3,829,210	255,101,970
The Procter & Gamble Co.	4,558,988	362,029,237

		617,131,207

Industrial Conglomerates 4.5%
Carlisle Cos. Inc.	322,529	28,605,097

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Managed Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

Roper Technologies Inc.	3,642,302	691,272,497
		719,877,594
Insurance 2.6%
Aflac Inc.	1,507,710	90,311,829
Arthur J. Gallagher & Co.	874,700	35,810,218
Erie Indemnity Co., A	1,733,082	165,751,962
Old Republic International Corp.	4,380,950	81,617,098
RLI Corp.	768,518	47,455,987
		420,947,094
Machinery 5.1%
Donaldson Co. Inc.	3,007,604	86,197,931
Dover Corp.	5,394,300	330,724,533
Hillenbrand Inc.	1,366,700	40,495,321
Pentair PLC (United Kingdom)	7,271,400	360,152,442
		817,570,227
Materials 10.2%
Air Products and Chemicals Inc.	3,558,058	462,938,926
[a]Albemarle Corp.	6,956,000	389,605,560
Bemis Co. Inc.	1,516,389	67,767,425
Ecolab Inc.	1,668,372	190,828,389
Nucor Corp.	1,777,400	71,629,220
Praxair Inc.	4,315,535	441,910,784
		1,624,680,304
Media 1.2%
[a]John Wiley & Sons Inc., A	4,412,048	198,674,521

Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie Inc.	2,775,100	164,396,924
Johnson & Johnson	4,686,400	481,387,008
Perrigo Co. PLC	333,500	48,257,450
Pfizer Inc.	3,083,800	99,545,064
Roche Holding AG, ADR (Switzerland)	1,987,000	68,491,890
		862,078,336
Retailing 5.2%
The Gap Inc.	4,511,600	111,436,520
Ross Stores Inc.	5,613,750	302,075,887
Target Corp.	4,274,091	310,341,748
Tiffany & Co.	1,456,100	111,085,869
		834,940,024
Semiconductors & Semiconductor Equipment 2.4%
Linear Technology Corp.	2,186,700	92,869,149
Texas Instruments Inc.	5,291,000	289,999,710
		382,868,859
Software & Services 5.8%
Accenture PLC, A	3,865,500	403,944,750
Microsoft Corp.	9,361,900	519,398,212
		923,342,962
Technology Hardware & Equipment 1.0%
[b]Knowles Corp.	2,524,400	33,650,252
QUALCOMM Inc.	2,353,100	117,619,704
		151,269,956
Trading Companies & Distributors 0.7%
W.W. Grainger Inc.	574,300	116,347,437

Transportation 1.3%
United Parcel Service Inc., B	2,182,300	210,002,729

Total Common Stocks (Cost $11,839,069,723)		15,818,946,400

Franklin Managed Trust
Statement of Investments, December 31, 2015 (unaudited) (continued)

Short Term Investments (Cost $153,383,035) 0.9%
Money Market Funds 0.9%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	153,383,035	153,383,035
Total Investments (Cost $11,992,452,758) 99.8%		15,972,329,435
Other Assets, less Liabilities 0.2%		25,525,765
Net Assets 100.0%		$15,997,855,200

aSee Note 4 regarding holdings of 5% voting securities.
bNon-income producing.
cSee Note 5 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Managed Trust

Notes to Statement of Investments (unaudited)

Franklin Rising Dividends Fund

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open -end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U. S. Generally Accepted Accounting Principles (U. S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p. m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund s Board of Trustees (the Board), the Fund s administrator has responsibility for oversight of valuation, including leading the cross- functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open -end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income -based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back - testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At December 31, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,992,618,996

Unrealized appreciation	$4,412,223,215
Unrealized depreciation	(432,512,777)
Net unrealized appreciation (depreciation)	$3,979,710,438

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the three months ended December 31, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp.	6,956,000	-	-	6,956,000	$389,605,560	$2,017,240	$-
John Wiley & Sons Inc., A	4,412,048	-	-	4,412,048	198,674,521	2,647,229	-
Matthew s International Corp., A	2,663,292	-	-	2,663,292	142,352,957	399,494	-
Total Affiliated Securities (Value is 4.57% of Net Assets)					$730,633,038	$5,063,963	$-

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	131,132,658	248,798,208	(226,547,831)	153,383,035	$153,383,035	$	- $	-	0.78%

6. UPCOMING ACQUISITIONS / REORGANIZATION

On December 4, 2015, the Board approved a proposal to reorganize Franklin Large Cap Value Fund, a series of Franklin Value Investors Trust, with and into Franklin Rising Dividends Fund, subject to approval by the Shareholders of Franklin Large Cap Value Fund.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc. )
  Level 3 significant unobservable inputs (including the Fund s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2015, all of the Fund s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 26, 2016

By /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

      Chief Accounting Officer

Date: February 26, 2016